UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%‡
	Shares	Value
CONSUMER DISCRETIONARY — 12.8%
Callaway Golf	64,595	$691,166
Citi Trends	9,950	165,966
Crocs *	22,696	257,146
EW Scripps, Cl A *	19,812	336,012
FTD *	15,255	386,104
Standard Motor Products	10,846	454,881
Stoneridge *	37,482	625,200

		2,916,475

ENERGY — 5.4%
Matador Resources *	28,874	608,953
Synergy Resources *	96,308	626,965

		1,235,918

FINANCIALS — 31.3%
Ameris Bancorp	20,443	677,890
Bank of the Ozarks	13,066	470,245
BGC Partners, Cl A	71,322	632,626
BNC Bancorp	30,208	732,846
CenterState Banks	32,285	537,868
Communications Sales & Leasing REIT	20,906	649,759
Hercules Capital	43,379	575,206
HomeStreet *	24,043	536,159
Kearny Financial	32,768	426,639
Kennedy-Wilson Holdings	17,302	364,207
National General Holdings	31,951	659,149
New Residential Investment REIT	32,493	444,179
Talmer Bancorp, Cl A	18,630	391,603

		7,098,376

HEALTH CARE — 13.3%
Aerie Pharmaceuticals *	22,949	398,165
Capital Senior Living *	24,399	475,292
GenMark Diagnostics *	53,342	568,092
Genocea Biosciences *	49,692	202,247
Novavax *	89,619	656,011

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Supernus Pharmaceuticals *	32,426	$720,506

		3,020,313

INDUSTRIALS — 15.1%
Aerojet Rocketdyne Holdings *	27,821	524,704
Kimball International, Cl B	38,275	435,952
Matthews International, Cl A	4,067	244,467
National Presto Industries	2,421	216,776
Park-Ohio Holdings	9,271	276,090
Swift Transportation, Cl A *	38,782	746,554
Team *	14,708	406,088
Viad	16,407	571,292

		3,421,923

INFORMATION TECHNOLOGY — 10.3%
Fabrinet *	5,124	193,482
Five9 *	16,366	206,375
NeoPhotonics *	54,759	687,225
ShoreTel *	39,488	289,842
Stamps.com *	6,631	502,663
Super Micro Computer *	21,670	466,989

		2,346,576

MATERIALS — 9.5%
Ferro *	39,985	518,206
Flotek Industries *	50,336	714,771
Headwaters *	20,406	405,875
Olin	24,212	506,031

		2,144,883

TOTAL COMMON STOCK (Cost $19,907,199)		22,184,464

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JULY 31, 2016 (Unaudited)

EXCHANGE TRADED FUND — 0.1%
	Shares/Number of Rights	Value
iShares Russell 2000 Value ETF (Cost $9,173)	100	$10,188

RIGHTS — 0.0%
Synergetics - CVR, expires 10/15/18* (Cost $0)	40,157	—

SHORT TERM INVESTMENT(A) — 2.5%
SEI Daily Income Trust Government Fund, Cl A, 0.160% (Cost $570,165)	570,165	570,165

TOTAL INVESTMENTS — 100.3% (Cost $20,486,537)†		$22,764,817

Percentages are based on Net Assets of $22,702,605.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $20,486,537, and the unrealized appreciation and depreciation were $2,923,755 and ($645,475) respectively.

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-001-0500

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%‡
	Shares	Value
CONSUMER DISCRETIONARY — 4.5%
Discovery Communications, Cl A *	19,454	$488,101
General Motors	18,297	577,087
Lear	2,324	263,658
Skechers U.S.A., Cl A *	14,652	351,941
Whirlpool	1,222	235,064

		1,915,851

CONSUMER STAPLES — 8.0%
Coca-Cola	5,482	239,180
Kimberly-Clark	1,723	223,214
Mondelez International, Cl A	7,296	320,878
Procter & Gamble	9,583	820,209
Reynolds American	8,486	424,809
Tyson Foods, Cl A	7,101	522,634
Wal-Mart Stores	11,493	838,644

		3,389,568

ENERGY — 12.4%
Chevron	9,011	923,447
Exxon Mobil	18,068	1,607,149
Helmerich & Payne	4,951	306,813
Marathon Oil	20,787	283,535
National Oilwell Varco	16,254	525,817
Phillips 66	4,716	358,699
Pioneer Natural Resources	2,070	336,520
Valero Energy	8,209	429,166
World Fuel Services	10,248	487,805

		5,258,951

FINANCIALS — 27.4%
Aflac	5,449	393,854
Alleghany *	667	362,514
Bank of America	45,199	654,933
Bank of New York Mellon	15,463	609,242
Berkshire Hathaway, Cl B *	5,611	809,499
BlackRock, Cl A	1,488	544,980

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Brixmor Property Group REIT	18,569	$527,360
CubeSmart REIT	13,470	400,194
Equity Residential REIT	7,692	522,979
First Republic Bank	5,793	415,184
Interactive Brokers Group, Cl A	8,036	279,975
JPMorgan Chase	22,330	1,428,450
Lincoln National	8,900	388,663
MetLife	14,236	608,447
Old Republic International	21,656	419,693
PNC Financial Services Group	4,255	351,676
Prologis REIT	12,607	686,955
Public Storage REIT	1,672	399,474
Voya Financial	18,328	469,747
Wells Fargo	18,141	870,224
Western Alliance Bancorp *	14,861	505,720

		11,649,763

HEALTH CARE — 12.1%
Aetna	2,364	272,356
Anthem	2,172	285,271
Baxter International	10,122	486,059
Johnson & Johnson	7,364	922,194
Merck	11,731	688,140
Pfizer	37,078	1,367,807
Stryker	3,233	375,933
Thermo Fisher Scientific	2,383	378,516
Zimmer Biomet Holdings	2,744	359,848

		5,136,124

INDUSTRIALS — 9.2%
AGCO	8,382	403,677
Boeing	2,101	280,819
FedEx	1,682	272,316
General Dynamics	2,912	427,744
General Electric	35,543	1,106,809
ManpowerGroup	3,729	258,793

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Oshkosh	8,053	$443,640
Pitney Bowes	20,454	394,967
Terex	13,710	330,959

		3,919,724

INFORMATION TECHNOLOGY — 10.1%
Applied Materials	22,757	598,281
CA	13,231	458,454
Cisco Systems	25,643	782,881
Citrix Systems *	5,471	487,630
Dolby Laboratories, Cl A	6,405	322,236
Electronic Arts *	3,266	249,261
Facebook, Cl A *	3,323	411,853
Intel	14,393	501,740
Xerox	47,598	490,259

		4,302,595

MATERIALS — 3.0%
Dow Chemical	8,119	435,747
Nucor	5,598	300,277
Reliance Steel & Aluminum	6,850	537,314

		1,273,338

TELECOMMUNICATION SERVICES — 3.3%
AT&T	24,346	1,053,938
CenturyLink	10,981	345,243

		1,399,181

UTILITIES — 6.7%
Consolidated Edison	5,947	476,236
Great Plains Energy	16,211	482,764
PG&E	10,245	655,065
WEC Energy Group	9,334	605,870

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
Xcel Energy	14,885	$654,642

		2,874,577

TOTAL COMMON STOCK (Cost $38,865,576)		41,119,672

EXCHANGE TRADED FUND — 1.0%
iShares Russell 1000 Value ETF (Cost $435,630)	4,202	443,605

SHORT TERM INVESTMENT(A) — 2.3%
SEI Daily Income Trust Government Fund, Cl A, 0.160% (Cost $985,066)	985,066	985,066

TOTAL INVESTMENTS — 100.0% (Cost $40,286,272)†		$42,548,343

Percentages are based on Net Assets of $42,528,905.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	At July 31, 2016, the tax basis cost of the Fund’s investments was $40,286,272, and the unrealized appreciation and depreciation were $2,809,944 and ($547,873) respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of July 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-002-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016